STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 63.6%
Automobiles & Components - .1%
Aptiv	1,010		94,819
BorgWarner	1,780		74,849
General Motors	155		5,580
Harley-Davidson	2,799	[a]	101,828
			277,076
Banks - 3.4%
Bank of America	107,309		3,575,536
BB&T	10,592	[a]	579,594
Citigroup	8,095		608,096
Citizens Financial Group	6,935		266,720
Fifth Third Bancorp	3,234		97,634
JPMorgan Chase & Co.	14,717		1,939,112
KeyCorp	10,500		203,595
M&T Bank	630		103,786
SunTrust Banks	27,020		1,914,097
The PNC Financial Services Group	4,920		753,793
U.S. Bancorp	5,082		305,072
Wells Fargo & Co.	15,422		839,882
Zions Bancorp	2,665	[a]	132,664
			11,319,581
Capital Goods - 4.8%
3M	3,752		636,977
Allegion	2,996		359,610
Caterpillar	1,992		288,302
Deere & Co.	11,436		1,921,820
Donaldson	2,410		135,153
Dover	4,092		456,176
Eaton	4,989		461,483
Emerson Electric	1,163		85,899
Fastenal	10,840	[a]	385,037
Flowserve	6,370		310,219
Fortive	2,056		148,382
General Dynamics	741		134,669
General Electric	16,290		183,588
Hexcel	3,195		254,418
Honeywell International	13,486		2,407,925
Illinois Tool Works	2,190		381,783
Ingersoll-Rand	5,160		676,528
Johnson Controls International	1,141		48,869

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.6% (continued)
Capital Goods - 4.8% (continued)
Lockheed Martin	1,377		538,448
Northrop Grumman	1,146		403,128
Parker-Hannifin	612		121,659
Raytheon	3,200		695,744
Roper Technologies	676		243,610
Stanley Black & Decker	653		103,004
The Boeing Company	3,650		1,336,557
The Toro Company	4,850		379,173
TransDigm Group	78	[b]	44,234
United Rentals	875	[b]	133,919
United Technologies	16,311		2,419,574
W.W. Grainger	220		69,729
Xylem	2,698	[a]	209,122
			15,974,739
Commercial & Professional Services - .2%
Nielsen Holdings	11,320		221,306
Robert Half International	2,005		116,691
Waste Management	2,644		298,534
			636,531
Consumer Durables & Apparel - .6%
Leggett & Platt	5,010	[a]	262,123
Lennar, Cl. A	4,900		292,285
Newell Brands	970		18,643
NIKE, Cl. B	14,195		1,327,091
VF	3,015		266,948
			2,167,090
Consumer Services - 2.0%
Carnival	2,398	[a]	108,102
Marriott International, Cl. A	608		85,339
McDonald's	5,846		1,136,930
MGM Resorts International	66,200		2,115,090
Starbucks	14,688		1,254,796
Wynn Resorts	1,077		130,155
Yum! Brands	19,147		1,927,528
			6,757,940
Diversified Financials - 2.8%
American Express	1,959		235,315
Ameriprise Financial	1,989		325,937
Berkshire Hathaway, Cl. B	8,857	[b]	1,951,197
BlackRock	406		200,933
Capital One Financial	3,733		373,337
CME Group	14,083		2,855,047
Discover Financial Services	4,067		345,166
Intercontinental Exchange	7,913		745,167

Description	Shares		Value ($)
Common Stocks - 63.6% (continued)
Diversified Financials - 2.8% (continued)
Moody's	720		163,202
Morgan Stanley	6,300		311,724
S&P Global	1,858		491,720
State Street	4,884		366,788
T. Rowe Price Group	31		3,830
The Charles Schwab	12,266		607,167
The Goldman Sachs Group	1,060		234,631
			9,211,161
Energy - 2.7%
Apache	5,945		132,455
Baker Hughes	10,622		238,145
Cabot Oil & Gas	3,870		61,688
Chevron	21,524		2,521,106
Cimarex Energy	2,715		124,809
ConocoPhillips	2,066		123,836
Diamondback Energy	2,170		167,828
EOG Resources	9,009		638,738
Exxon Mobil	17,954		1,223,206
Helmerich & Payne	2,710	[a]	107,126
Hess	1,575		97,792
HollyFrontier	155		7,990
Kinder Morgan	2,030		39,808
Marathon Oil	19,735		229,913
Marathon Petroleum	3,221		195,321
National Oilwell Varco	6,150		138,683
ONEOK	1,650		117,233
Phillips 66	3,608		413,910
Pioneer Natural Resources	1,172		149,828
Schlumberger	7,644		276,713
The Williams Companies	1,054		23,947
Valero Energy	18,742		1,789,674
			8,819,749
Food & Staples Retailing - .6%
Costco Wholesale	2,865		858,956
Sysco	1,650		132,908
The Kroger Company	6,927		189,384
Walgreens Boots Alliance	2,077		123,789
Walmart	5,992		713,587
			2,018,624
Food, Beverage & Tobacco - 2.7%
Altria Group	11,619		577,464
Archer-Daniels-Midland	4,910		210,786
Campbell Soup	230	[a]	10,711
Conagra Brands	1,425		41,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.6% (continued)
Food, Beverage & Tobacco - 2.7% (continued)
Constellation Brands, Cl. A	1,330		247,460
General Mills	95		5,065
McCormick & Co.	1,809		306,173
Molson Coors Brewing, Cl. B	4,205		212,268
Mondelez International, Cl. A	55,662		2,924,481
Monster Beverage	2,265	[b]	135,492
PepsiCo	7,502		1,018,997
Philip Morris International	4,459		369,785
The Coca-Cola Company	51,555		2,753,037
The Hershey Company	281		41,633
The Kraft Heinz Company	1,321		40,291
Tyson Foods, Cl. A	1,390		124,947
			9,019,730
Health Care Equipment & Services - 4.7%
Abbott Laboratories	5,913		505,266
AmerisourceBergen	2,188		192,347
Anthem	2,439		704,042
Baxter International	1,555		127,463
Becton Dickinson and Co.	3,010		778,085
Boston Scientific	58,749	[b]	2,540,894
Cardinal Health	1,040		57,231
Cerner	5,370		384,438
Cigna	2,556	[b]	510,996
CVS Health	41,355		3,112,791
Danaher	4,112		600,270
Edwards Lifesciences	1,603	[b]	392,639
Henry Schein	3,751	[b]	258,444
Humana	1,673		570,878
Intuitive Surgical	1,908	[b]	1,131,253
McKesson	359		51,926
Medtronic	7,085		789,198
ResMed	2,392		357,843
Stryker	2,673		547,591
UnitedHealth Group	6,642		1,858,897
			15,472,492
Household & Personal Products - 1.0%
Colgate-Palmolive	9,298		630,590
Coty, Cl. A	6,900	[a]	79,626
Kimberly-Clark	1,327		180,923
The Clorox Company	2,630		389,845
The Estee Lauder Companies, Cl. A	3,365		657,757
The Procter & Gamble Company	10,901		1,330,576
			3,269,317

Description	Shares		Value ($)
Common Stocks - 63.6% (continued)
Insurance - 1.7%
Aflac	500		27,420
American International Group	40,790		2,148,001
Aon	3,728		759,058
Chubb	739		111,944
Cincinnati Financial	1,410		150,941
Lincoln National	2,076		122,588
Marsh & McLennan	4,531		489,665
MetLife	3,712		185,266
Prudential Financial	1,076		100,735
The Allstate	4,455		496,064
The Hartford Financial Services Group	8,125		502,613
The Travelers Companies	2,826		386,371
			5,480,666
Materials - 1.9%
Air Products & Chemicals	10,403		2,458,541
CF Industries Holdings	940		43,437
Corteva	4,664		121,357
Dow	4,664		248,918
DuPont de Nemours	4,664		302,274
Ecolab	2,105		392,940
FMC	3,955		387,432
Freeport-McMoRan	21,175		240,972
International Paper	1,354		62,744
Linde	2,162		445,826
LyondellBasell Industries, Cl. A	1,780		164,721
Newmont Goldcorp	4,845		186,048
Nucor	1,060		59,742
PPG Industries	2,965		382,011
The Mosaic Company	1,760		33,528
The Sherwin-Williams Company	186		108,462
Vulcan Materials	2,949		418,375
WestRock	6,535		263,557
			6,320,885
Media & Entertainment - 5.8%
Alphabet, Cl. A	3,118	[b]	4,066,153
Alphabet, Cl. C	1,734	[b]	2,262,801
Charter Communications, Cl. A	446	[b]	209,624
Comcast, Cl. A	86,795		3,831,999
Discovery, Cl. C	1,555	[b]	47,459
Facebook, Cl. A	26,146	[b]	5,272,079
Netflix	3,043	[b]	957,510
Omnicom Group	820	[a]	65,174
The Walt Disney Company	15,872	[b]	2,405,878

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.6% (continued)
Media & Entertainment - 5.8% (continued)
Twitter	1,085	[b]	33,537
			19,152,214
Pharmaceuticals Biotechnology & Life Sciences - 4.6%
AbbVie	8,413		738,072
Allergan	991		183,276
Amgen	3,754		881,139
Biogen	1,290	[b]	386,755
Bristol-Myers Squibb	50,713		2,887,598
Eli Lilly & Co.	8,630		1,012,731
Gilead Sciences	15,226		1,023,796
Johnson & Johnson	16,757		2,303,920
Merck & Co.	11,176		974,324
Mettler-Toledo International	293	[b]	210,787
Pfizer	35,223		1,356,790
Thermo Fisher Scientific	9,000		2,825,550
Waters	1,362	[b]	302,459
			15,087,197
Real Estate - 1.7%
American Tower	10,565	[c]	2,261,227
Apartment Investment & Management, Cl. A	6,761	[c]	363,539
AvalonBay Communities	2,125	[c]	455,621
Crown Castle International	2,870	[c]	383,604
Equinix	373	[c]	211,435
Equity Residential	177	[c]	15,063
Extra Space Storage	40	[c]	4,242
Federal Realty Investment Trust	488	[c]	64,450
Healthpeak Properties	11,405	[c]	397,806
Iron Mountain	7,915	[a,c]	254,230
Kimco Realty	13,895	[a,c]	300,410
Mid-America Apartment Communities	55	[c]	7,486
Realty Income	1,140	[c]	87,358
Simon Property Group	762	[c]	115,222
The Macerich Company	1,085	[a,c]	29,219
Ventas	3,045	[c]	177,554
Welltower	4,935	[c]	417,353
Weyerhaeuser	1,200	[c]	35,412
			5,581,231
Retailing - 3.6%
Amazon.com	3,505	[b]	6,311,804
Booking Holdings	371	[b]	706,395
Dollar General	1,290		202,994
Dollar Tree	2,974	[a,b]	272,002
eBay	2,742		97,396

Description	Shares		Value ($)
Common Stocks - 63.6% (continued)
Retailing - 3.6% (continued)
Genuine Parts	414		43,209
Lowe's Companies	4,856		569,657
Macy's	4,909	[a]	75,206
O'Reilly Automotive	1,635	[b]	723,128
Ross Stores	2,308		268,074
The Home Depot	6,993		1,542,026
The TJX Companies	19,114		1,168,439
			11,980,330
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices	43,090	[a,b]	1,686,973
Analog Devices	1,503		169,764
Applied Materials	5,935		343,637
Broadcom	1,590		502,774
Intel	23,792		1,381,126
Lam Research	8,689		2,318,486
Marvell Technology Group	67,550		1,781,293
Micron Technology	6,870	[b]	326,394
NVIDIA	3,918		849,187
Qualcomm	3,107		259,590
Texas Instruments	8,654		1,040,297
Xilinx	1,834		170,159
			10,829,680
Software & Services - 8.4%
Accenture, Cl. A	4,293		863,580
Adobe	9,597	[b]	2,970,559
ANSYS	865	[b]	220,307
Autodesk	1,980	[b]	358,182
Automatic Data Processing	5,937		1,013,921
Cognizant Technology Solutions, Cl. A	6,127		392,802
DXC Technology	1,729		64,544
Fiserv	6,857	[b]	797,058
International Business Machines	2,661		357,771
Intuit	737		190,802
Jack Henry & Associates	1,875		284,888
Manhattan Associates	4,810	[b]	401,683
Mastercard, Cl. A	8,492		2,481,617
Microsoft	62,364		9,440,662
Oracle	17,530		984,134
Paychex	9,644		830,541
PayPal Holdings	3,617	[b]	390,672
Salesforce.com	6,297	[b]	1,025,718
Visa, Cl. A	26,127	[a]	4,820,693
			27,890,134

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.6% (continued)
Technology Hardware & Equipment - 3.9%
Amphenol, Cl. A	8,979		933,816
Apple	31,965		8,542,646
Cisco Systems	33,227		1,505,515
Cognex	5,175		259,682
Corning	11,080		321,763
Hewlett Packard Enterprise	20,128		318,626
HP	3,338		67,027
IPG Photonics	2,140	[a,b]	304,073
Motorola Solutions	768		128,486
TE Connectivity	3,690		342,100
Western Digital	1,211		60,950
			12,784,684
Telecommunication Services - .8%
AT&T	30,943		1,156,649
CenturyLink	29,045	[a]	420,862
Verizon Communications	17,215		1,037,032
ViacomCBS, Cl. B	959		38,724
			2,653,267
Transportation - .9%
CSX	7,713		551,788
Delta Air Lines	3,995		228,953
Expeditors International of Washington	4,275		319,599
FedEx	1,550		248,078
Norfolk Southern	757		146,480
Southwest Airlines	9,025		520,201
Union Pacific	5,443		957,914
United Parcel Service, Cl. B	1,559		186,659
			3,159,672
Utilities - 1.4%
AES	10,070		190,424
American Electric Power	1,420		129,717
CenterPoint Energy	5,755		141,343
CMS Energy	8,406		515,288
Dominion Energy	1,065		88,512
DTE Energy	660		82,460
Duke Energy	1,027		90,551
Eversource Energy	2,320	[a]	191,725
Exelon	3,460		153,624
NextEra Energy	4,726		1,105,033
NiSource	10,190		269,526
NRG Energy	6,525		259,238
Pinnacle West Capital	1,425		124,531
Sempra Energy	4,408		649,166
The Southern Company	500		30,995

Description		Shares		Value ($)
Common Stocks - 63.6% (continued)
Utilities - 1.4% (continued)
Xcel Energy		10,110		621,664
				4,643,797
Total Common Stocks (cost $94,620,998)				210,507,787
		Number of Rights
Rights - .0%
Pharmaceuticals Biotechnology & Life Sciences - .0%
Bristol-Myers Squibb, CVR (cost $14,423)		6,271		13,483
	1-Day Yield (%)
Investment Companies - 36.3%
Registered Investment Companies - 36.3%
BNY Mellon Dynamic Value Fund, Cl. Y		1,011,567	[b,d]	38,065,270
BNY Mellon Income Stock Fund, Cl. M		3,512,340	[d]	32,875,503
BNY Mellon Research Growth Fund, Cl. Y		2,987,120	[b,d]	47,017,278
Dreyfus Institutional Preferred Government Plus Money Market Fund	1.63	2,290,518	[d]	2,290,518
Total Investment Companies (cost $101,930,888)				120,248,569

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $77,744)	1.63	77,744	[d]	77,744
Total Investments (cost $196,644,053)		99.9%		330,847,583
Cash and Receivables (Net)		.1%		182,144
Net Assets		100.0%		331,029,727

CVR—Contingent Value Right

a Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $9,902,436 and the value of the collateral was $10,136,670, consisting of cash collateral of $77,744 and U.S. Government & Agency securities valued at $10,058,926.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	210,507,787	-	-	210,507,787
Investment Companies	120,326,313	-	-	120,326,313
Rights	13,483	-	-	13,483

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members (“Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the

NOTES

contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $134,203,530, consisting of $134,450,461 gross unrealized appreciation and $246,931 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.